Leases (Details Narrative)		1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 25, 2019 USD ($)	Jan. 31, 2019	Feb. 28, 2018	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Lease expiration date	May 31, 2025	May 31, 2023	May 31, 2021	Apr. 30, 2018		Apr. 30, 2018
Lease description	The Company signed a lease for new office space in Brisbane, which has a fixed 3% increase annually expiring in March 2025, includes a renewal period of three years and which management is reasonably certain will be exercised.			The Company also renewed the Brisbane office space for one year, starting in May 2018. The Company's office in Downingtown, Pennsylvania is month to month.
Right of use of asset and lease liablity	$ 130,736
Rent expense						$ 98,593	$ 90,000
Minimum [Member]
Operating lease obligation payable				$ 503		$ 503
Operating lease interest rate				0.030		0.030
Maximum [Member]
Operating lease obligation payable				$ 1,578		$ 1,578
Operating lease interest rate				0.0557		0.0557
Two Finance Leases [Member]
Leases of net book value				$ 468,490
Finance Leases One [Member]
Lease expiration date				Oct. 31, 2023
Finance Leases Two [Member]
Lease expiration date				Feb. 28, 2025
Four Capital Leases [Member]
Leases of net book value					$ 165,609
General and Administrative Expense [Member]
Rent expense				$ 23,000	$ 23,000